Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Land	¥ 272,443	¥ 274,551
Buildings	1,629,927	1,638,202
Machinery and equipment	1,793,499	1,804,982
Construction in progress	67,045	46,940
Property, Plant and Equipment, Gross, Total	3,762,914	3,764,675
Less accumulated depreciation	(2,671,922)	(2,638,055)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,090,992	¥ 1,126,620